Income Taxes (Details Textual)	12 Months Ended
	Jul. 02, 2017 USD ($) Subsidiary	Jul. 03, 2016 USD ($)	Jun. 28, 2015 USD ($)
Income Tax [Line Items]
Federal foreign tax credit carry-forwards	$ 1,400,000
State operating loss and credit carry-forwards	269,000
Valuation allowance	267,000
Foreign income before income taxes	5,300,000	$ 6,000,000	$ 5,900,000
Total liability for unrecognized tax benefits including interest	610,000	471,000
Unrecognized tax benefits	571,000	441,000	$ 437,000
Unrecognized tax benefits, accrued interest	39,000	30,000
Unrecognized tax benefits, would effect tax rate	143,000	$ 20,000
MEXICO
Income Tax [Line Items]
Deferred tax liability attributed to undistributed foreign earnings recognized during the period due to assertion change	$ 424,000
Number of Mexican subsidiaries for which we changed our assertion regarding the permanent reinvestment of earnings during the period | Subsidiary	2
Foreign earnings repatriated	$ 15,800,000
Domestic
Income Tax [Line Items]
Expiration year of federal foreign tax credit carry-forwards	2027
Earliest Tax Year | State
Income Tax [Line Items]
Expiration year of state operating loss and credit carry-forwards	2024
Latest Tax Year | State
Income Tax [Line Items]
Expiration year of state operating loss and credit carry-forwards	2031